(Loss) Earnings Per Share - Schedule of Components of Basic and Diluted Earnings Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Net income attributable to the Company	$ (1,815,274)	$ 2,004,697
Weighted average outstanding ordinary shares-Basic	41,760,163	40,690,019
Weighted average outstanding ordinary shares-Basic - dilutive effect of stock options- employees		958,109
Weighted average outstanding ordinary shares-Basic -dilutive effect of stock options- nonemployees		64,556
Weighted average outstanding ordinary shares- Diluted	41,760,163	41,712,684
(Loss) earnings per share: Basic	$ (0.04)	$ 0.05
(Loss) earnings per share: Diluted	$ (0.04)	$ 0.05